Quarterly Report
January 31, 2024
MFS®  Corporate Bond Fund
MFB-Q3

Portfolio of Investments
1/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 96.9%
Aerospace & Defense – 2.6%
Boeing Co., 2.196%, 2/04/2026	$8,727,000	$8,219,362
Boeing Co., 5.15%, 5/01/2030	15,298,000	15,331,803
Boeing Co., 5.805%, 5/01/2050	36,763,000	36,816,110
General Dynamics Corp., 3.625%, 4/01/2030	13,022,000	12,395,397
L3 Harris Technologies, Inc., 5.4%, 1/15/2027	11,915,000	12,151,495
L3 Harris Technologies, Inc., 5.4%, 7/31/2033	9,532,000	9,818,293
TransDigm, Inc., 6.875%, 12/15/2030 (n)	19,115,000	19,562,482
		$114,294,942
Apparel Manufacturers – 0.3%
Tapestry, Inc., 7%, 11/27/2026	$3,630,000	$3,744,179
Tapestry, Inc., 4.125%, 7/15/2027	2,710,000	2,576,883
Tapestry, Inc., 3.05%, 3/15/2032	7,540,000	6,030,425
		$12,351,487
Asset-Backed & Securitized – 3.0%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.129%, 11/15/2054 (i)	$112,016,134	$5,444,768
ACREC 2021-FL1 Ltd., “A”, FLR, 6.599% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	17,756,154	17,638,164
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 7.147% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	4,841,000	4,771,202
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	4,666,526	4,662,729
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.051% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	235,229	349,792
BDS 2021-FL7 Ltd., “B”, FLR, 6.949% ((SOFR - 1mo. + 0.11448%) + 1.5%), 6/16/2036 (n)	4,505,000	4,412,566
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.259%, 7/15/2054 (i)	199,001,816	12,140,205
JPMorgan Chase Commercial Mortgage Securities Corp., 5.708%, 7/15/2042 (n)	32,235	28,058
KREF 2018-FT1 Ltd., “A”, FLR, 6.516% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	8,257,000	8,145,985
KREF 2018-FT1 Ltd., “AS”, FLR, 6.746% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	9,074,500	8,727,981
LAD Auto Receivables Trust, 2023-2A, “A2”, 5.93%, 6/15/2027 (n)	10,718,576	10,738,025
MF1 2022-FL8 Ltd., “A”, FLR, 6.687% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	13,072,227	12,989,702
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	4,634,302	4,659,061
PFP III 2021-8 Ltd., “A”, FLR, 6.452% ((SOFR - 1mo. + 0.11448%) + 1%), 8/09/2037 (n)	4,694,552	4,654,048
PFP III 2021-8 Ltd., “AS”, FLR, 6.702% ((SOFR - 1mo. + 0.11448%) + 1.25%), 8/09/2037 (n)	17,557,000	17,034,293
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 6.45% ((SOFR - 1mo. + 0.11448%) + 1%), 4/25/2038 (z)	3,988,654	3,972,241
SBNA Auto Lease Trust, 2023-A, “A2”, 6.27%, 4/20/2026 (n)	8,849,000	8,907,569
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	3,032,390	3,029,345
		$132,305,734
Automotive – 1.0%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$8,394,000	$8,447,618
Ford Motor Credit Co. LLC, 4.95%, 5/28/2027	10,040,000	9,825,547
Hyundai Capital America, 5.3%, 1/08/2029 (n)	8,603,000	8,725,734
Volkswagen Group of America Finance LLC, 6.2%, 11/16/2028 (n)	16,260,000	17,102,296
		$44,101,195
Broadcasting – 2.2%
Discovery Communications LLC, 4.125%, 5/15/2029	$10,575,000	$10,036,127
Discovery Communications LLC, 5.3%, 5/15/2049	9,152,000	7,929,066
Discovery Communications LLC, 4%, 9/15/2055	13,565,000	9,550,565
Prosus N.V., 4.193%, 1/19/2032	4,000,000	3,449,808
Prosus N.V., 3.832%, 2/08/2051 (n)	13,882,000	8,582,825
Walt Disney Co., 3.5%, 5/13/2040	32,182,000	26,709,316
Walt Disney Co., 4.75%, 9/15/2044	2,217,000	2,108,249
Walt Disney Co., 3.6%, 1/13/2051	9,908,000	7,765,253
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	12,860,000	11,774,747
WarnerMedia Holdings, Inc., 5.391%, 3/15/2062	12,184,000	10,484,188
		$98,390,144

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 1.8%
Brookfield Finance, Inc., 2.34%, 1/30/2032	$21,458,000	$17,358,103
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	6,874,000	7,033,151
Charles Schwab Corp., 1.95%, 12/01/2031	7,868,000	6,321,058
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	11,593,000	12,252,177
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	12,968,000	12,487,086
LPL Holdings, Inc., 6.75%, 11/17/2028	7,173,000	7,541,118
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	16,854,000	15,320,117
		$78,312,810
Building – 0.4%
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/2031 (n)	$5,889,000	$6,118,240
Vulcan Materials Co., 3.5%, 6/01/2030	6,389,000	5,929,675
Vulcan Materials Co., 4.5%, 6/15/2047	7,860,000	7,020,142
		$19,068,057
Business Services – 0.7%
Fiserv, Inc., 2.25%, 6/01/2027	$11,840,000	$10,980,239
Fiserv, Inc., 4.4%, 7/01/2049	13,643,000	11,881,254
Visa, Inc., 3.65%, 9/15/2047	9,718,000	8,087,872
		$30,949,365
Cable TV – 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	$16,512,000	$13,822,565
Comcast Corp., 2.887%, 11/01/2051	22,816,000	15,104,935
Cox Communications, Inc., 5.7%, 6/15/2033 (n)	16,866,000	17,253,761
Cox Communications, Inc., 4.5%, 6/30/2043 (n)	3,281,000	2,755,628
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	14,005,000	12,254,375
		$61,191,264
Chemicals – 0.5%
Sasol Financing (USA) LLC, 8.75%, 5/03/2029 (n)	$5,292,000	$5,380,592
SCIH Salt Holdings, Inc., 4.875%, 5/01/2028 (n)	17,197,000	15,968,790
		$21,349,382
Computer Software – 0.9%
Cisco Systems, Inc., 5.5%, 1/15/2040	$7,722,000	$8,239,472
Microsoft Corp., 2.525%, 6/01/2050	5,450,000	3,637,029
Microsoft Corp., 2.5%, 9/15/2050 (n)	14,610,000	9,645,854
Oracle Corp., 5.55%, 2/06/2053	14,919,000	14,825,864
VeriSign, Inc., 4.75%, 7/15/2027	5,536,000	5,492,836
		$41,841,055
Computer Software - Systems – 0.6%
Apple, Inc., 2.05%, 9/11/2026 (f)	$12,687,000	$11,957,527
Apple, Inc., 1.7%, 8/05/2031	4,970,000	4,126,765
Apple, Inc., 2.7%, 8/05/2051	14,930,000	10,102,369
		$26,186,661
Conglomerates – 1.5%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$12,831,000	$13,169,500
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	10,547,000	10,701,490
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)	10,460,000	10,751,726
Regal Rexnord Corp., 6.4%, 4/15/2033 (n)	10,590,000	11,005,424
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	5,611,000	5,452,956
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	15,305,000	15,158,905
		$66,240,001

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 1.2%
Kenvue, Inc., 5%, 3/22/2030	$11,408,000	$11,688,101
Kenvue, Inc., 5.1%, 3/22/2043	10,021,000	10,270,936
Kenvue, Inc., 5.05%, 3/22/2053	9,133,000	9,209,758
Mattel, Inc., 3.75%, 4/01/2029 (n)	23,746,000	21,701,911
		$52,870,706
Consumer Services – 0.8%
Booking Holdings, Inc., 3.6%, 6/01/2026	$6,962,000	$6,802,900
CBRE Group, Inc., 5.95%, 8/15/2034	27,311,000	28,256,013
		$35,058,913
Electronics – 1.6%
Intel Corp., 5.7%, 2/10/2053	$17,168,000	$18,059,960
Lam Research Corp., 1.9%, 6/15/2030	3,948,000	3,380,547
Lam Research Corp., 4.875%, 3/15/2049	7,791,000	7,584,425
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033	3,324,000	3,276,879
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.125%, 2/15/2042	12,491,000	9,214,241
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	14,219,000	13,102,018
SK hynix, Inc., 5.5%, 1/16/2027 (n)	7,523,000	7,555,499
SK hynix, Inc. , 6.25%, 1/17/2026	9,606,000	9,719,996
		$71,893,565
Emerging Market Quasi-Sovereign – 0.2%
Qatar Petroleum, 3.125%, 7/12/2041 (n)	$14,719,000	$10,890,883
Emerging Market Sovereign – 0.4%
United Mexican States, 6.338%, 5/04/2053	$15,650,000	$15,599,988
Energy - Independent – 2.2%
EQT Corp., 5.7%, 4/01/2028	$3,455,000	$3,514,917
EQT Corp., 3.625%, 5/15/2031 (n)	11,873,000	10,578,589
Occidental Petroleum Corp., 6.125%, 1/01/2031	7,894,000	8,194,367
Occidental Petroleum Corp., 4.4%, 4/15/2046	11,631,000	9,537,236
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	12,809,000	13,224,047
Pioneer Natural Resources Co., 5.1%, 3/29/2026	13,002,000	13,091,834
Pioneer Natural Resources Co., 1.9%, 8/15/2030	2,906,000	2,475,924
Pioneer Natural Resources Co., 2.15%, 1/15/2031	21,285,000	18,131,673
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	17,013,000	18,112,818
		$96,861,405
Energy - Integrated – 0.7%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$6,943,000	$5,835,599
BP Capital Markets America, Inc., 4.812%, 2/13/2033	4,600,000	4,595,426
BP Capital Markets America, Inc., 3.001%, 3/17/2052	10,654,000	7,360,550
Eni S.p.A., 4.75%, 9/12/2028 (n)	12,652,000	12,671,590
		$30,463,165
Entertainment – 0.4%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	$18,053,000	$17,371,136
Financial Institutions – 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	$15,246,000	$14,507,289
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	3,443,000	3,339,505
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	9,024,000	8,380,547
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	3,243,000	2,902,610
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	14,440,000	13,916,550
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)	12,633,000	13,107,622
		$56,154,123

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 4.7%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$4,622,000	$4,395,839
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/2058	15,286,000	14,402,614
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)	21,513,000	21,621,392
Constellation Brands, Inc., 2.25%, 8/01/2031	12,758,000	10,644,616
Constellation Brands, Inc., 4.75%, 5/09/2032	13,091,000	12,927,248
Constellation Brands, Inc., 3.75%, 5/01/2050	5,973,000	4,658,983
Diageo Capital PLC, 2.375%, 10/24/2029	11,730,000	10,459,006
Diageo Capital PLC, 2%, 4/29/2030	4,475,000	3,867,269
Diageo Capital PLC, 5.625%, 10/05/2033	14,140,000	15,099,838
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/2030	4,282,000	4,183,392
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031	12,802,000	10,973,831
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	10,304,000	9,966,834
JM Smucker Co., 6.5%, 11/15/2053	9,590,000	10,835,496
Kraft Heinz Foods Co., 4.875%, 10/01/2049	12,944,000	12,026,481
Kraft Heinz Foods Co., 5.5%, 6/01/2050	12,522,000	12,687,178
Mars, Inc., 4.55%, 4/20/2028 (n)	21,743,000	21,772,742
SYSCO Corp., 2.4%, 2/15/2030	4,205,000	3,697,005
SYSCO Corp., 2.45%, 12/14/2031	8,332,000	7,072,034
SYSCO Corp., 4.45%, 3/15/2048	9,063,000	7,874,136
Viterra Finance B.V., 3.2%, 4/21/2031 (n)	5,281,000	4,616,073
Viterra Finance B.V., 5.25%, 4/21/2032 (n)	3,134,000	3,123,777
		$206,905,784
Gaming & Lodging – 1.1%
Marriott International, Inc., 4%, 4/15/2028	$11,013,000	$10,696,601
Marriott International, Inc., 2.85%, 4/15/2031	17,655,000	15,329,738
VICI Properties LP, REIT, 4.75%, 2/15/2028	8,854,000	8,669,469
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	7,044,000	6,781,623
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	8,657,000	8,139,329
		$49,616,760
Insurance – 0.8%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$22,135,000	$19,939,400
Corebridge Financial, Inc., 4.35%, 4/05/2042	2,707,000	2,316,959
Equitable Holdings, Inc., 5.594%, 1/11/2033	13,836,000	14,204,789
		$36,461,148
Insurance - Health – 1.1%
Humana, Inc., 4.95%, 10/01/2044	$9,162,000	$8,529,458
Humana, Inc., 5.5%, 3/15/2053	3,660,000	3,665,737
UnitedHealth Group, Inc., 5.3%, 2/15/2030	8,423,000	8,736,796
UnitedHealth Group, Inc., 4.625%, 7/15/2035	12,467,000	12,468,334
UnitedHealth Group, Inc., 5.875%, 2/15/2053	12,207,000	13,547,934
		$46,948,259
Insurance - Property & Casualty – 1.6%
American International Group, Inc., 5.125%, 3/27/2033	$12,789,000	$12,943,415
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	12,108,000	13,282,234
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	11,784,000	13,621,286
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	11,222,000	9,856,288
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	4,771,000	4,776,974
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033	17,426,000	17,677,169
		$72,157,366
International Market Quasi-Sovereign – 0.7%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$16,054,000	$16,701,494
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	20,295,000	16,339,206
		$33,040,700

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – 0.6%
Government of Bermuda, 5%, 7/15/2032 (n)	$25,609,000	$24,840,730
Machinery & Tools – 1.4%
Ashtead Capital, Inc., 4.375%, 8/15/2027 (n)	$3,228,000	$3,117,314
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	13,785,000	13,670,858
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)	8,052,000	8,200,765
CNH Industrial Capital LLC, 5.45%, 10/14/2025	17,462,000	17,582,353
CNH Industrial Capital LLC, 5.5%, 1/12/2029	15,194,000	15,625,339
CNH Industrial N.V., 3.85%, 11/15/2027	5,323,000	5,147,996
		$63,344,625
Major Banks – 16.5%
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	$25,565,000	$25,064,915
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	15,822,000	16,358,564
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	8,035,000	6,821,074
Bank of America Corp., 5.872% to 9/15/2033, FLR (SOFR - 1 day + 1.84%) to 9/15/2034	18,943,000	19,836,112
Bank of New York Mellon Corp., 5.802% to 10/25/2027, FLR (SOFR - 1 day + 1.802%) to 10/25/2028	6,126,000	6,352,737
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	21,578,000	17,814,797
Capital One Financial Corp., 6.312% to 6/08/2028, FLR (SOFR - 1 day + 2.640%) to 6/08/2029	8,133,000	8,384,342
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.860%) to 6/08/2034	3,714,000	3,858,963
Comerica, Inc., 5.982% to 1/30/2029, FLR (SOFR - 1 day + 2.155%) to 1/29/2030	12,660,000	12,622,033
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	12,534,000	11,318,378
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	18,459,000	13,418,070
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	28,208,000	26,108,856
Deutsche Bank AG, 7.079% to 2/10/2033, FLR (SOFR - 1 day + 3.65%) to 2/10/2034	16,805,000	17,149,108
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	21,465,000	17,933,898
HSBC Holdings PLC, 2.871% to 11/22/2031, FLR (SOFR - 1 day + 1.41%) to 11/22/2032	4,783,000	3,994,746
Huntington Bancshares, Inc., 6.208% to 8/21/2028, FLR (SOFR - 1 day + 2.02%) to 8/21/2029	12,477,000	12,895,761
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/22/2027	25,493,000	26,259,800
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	4,363,000	4,292,611
JPMorgan Chase & Co., 3.54%, 5/01/2028	18,887,000	18,102,775
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	37,249,000	31,235,943
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/22/2035	7,807,000	7,933,929
Mitsubishi UFJ Financial Group, Inc., 5.719% to 2/20/2025, FLR (CMT - 1yr. + 1.08%) to 2/20/2026	24,317,000	24,411,627
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	14,185,000	12,985,942
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	10,410,000	8,715,323
Mizuho Financial Group, 5.754%, 5/27/2034	14,342,000	14,835,217
Morgan Stanley, 0.985% to 12/10/2025, FLR (SOFR - 1 day + 0.72%) to 12/10/2026	13,246,000	12,236,362
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	8,281,000	8,428,265
Morgan Stanley, 4.431% to 1/23/2029, FLR ((SOFR - 3mo. + 0.26161%) + 1.628%) to 1/23/2030	3,224,000	3,142,096
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	23,279,000	21,478,549
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	10,346,000	10,480,012
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	21,704,000	18,286,137
Nationwide Building Society, 6.557% to 10/18/2026, FLR (SOFR - 1 day + 1.91%) to 10/18/2027 (n)	12,881,000	13,298,574
NatWest Group PLC, 5.847% to 3/02/2026, FLR (CMT - 1yr. + 1.35%) to 3/02/2027	10,295,000	10,391,899
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	24,233,000	22,173,288
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/20/2028	9,221,000	9,302,641
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/21/2035	10,979,000	11,266,660
Royal Bank of Canada, 2.3%, 11/03/2031	20,791,000	17,401,956
Royal Bank of Canada, 5%, 2/01/2033	5,977,000	5,977,986
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	28,730,000	23,128,419
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 3/09/2026 (n)	19,569,000	19,847,409
Toronto-Dominion Bank, 4.108%, 6/08/2027	12,741,000	12,502,446
Toronto-Dominion Bank, 4.693%, 9/15/2027	16,991,000	16,962,485
Toronto-Dominion Bank, 2%, 9/10/2031	10,535,000	8,718,941
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	33,676,000	30,148,875
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	26,875,000	21,309,015
UBS Group AG, 9.25% to 11/13/2033, FLR (CMT - 5yr. + 4.758%) to 5/13/2172 (n)	5,754,000	6,268,471
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	18,700,000	17,715,247

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	$10,140,000	$9,342,255
Wells Fargo & Co., 3.908% to 4/25/2025, FLR (SOFR - 1 day + 1.32%) to 4/25/2026	15,012,000	14,757,686
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	12,254,000	12,523,791
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	7,908,000	6,941,172
		$732,736,158
Medical & Health Technology & Services – 2.8%
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	$20,216,000	$17,687,826
Alcon Finance Corp., 3.8%, 9/23/2049 (n)	6,904,000	5,487,823
Becton, Dickinson and Co., 2.823%, 5/20/2030	5,566,000	4,973,780
Becton, Dickinson and Co., 4.298%, 8/22/2032	3,494,000	3,365,913
Becton, Dickinson and Co., 4.685%, 12/15/2044	6,838,000	6,392,245
CVS Health Corp., 5%, 2/20/2026	8,421,000	8,448,758
CVS Health Corp., 5.625%, 2/21/2053	10,784,000	10,737,698
HCA, Inc., 5.2%, 6/01/2028	10,300,000	10,403,761
HCA, Inc., 5.875%, 2/01/2029	12,628,000	13,024,315
IQVIA, Inc., 6.25%, 2/01/2029 (n)	12,166,000	12,661,351
Marin General Hospital, 7.242%, 8/01/2045	8,685,000	9,231,827
Thermo Fisher Scientific, Inc., 4.977%, 8/10/2030	12,497,000	12,775,267
Thermo Fisher Scientific, Inc., 2%, 10/15/2031	6,659,000	5,566,567
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	7,023,000	5,261,119
		$126,018,250
Medical Equipment – 0.2%
Danaher Corp., 2.6%, 10/01/2050	$16,527,000	$10,818,255
Metals & Mining – 1.6%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$11,184,000	$9,977,003
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	6,170,000	5,272,100
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	17,960,000	16,163,879
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	8,624,000	8,310,194
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	17,132,000	14,807,723
Novelis Corp., 4.75%, 1/30/2030 (n)	17,674,000	16,392,558
		$70,923,457
Midstream – 4.3%
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	$3,370,000	$3,445,703
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	503,000	549,862
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	19,527,000	21,443,822
Enbridge, Inc., 5.969%, 3/08/2026	8,316,000	8,315,631
Enbridge, Inc., 8.5% to 1/15/2034, FLR (CMT - 5yr. + 4.431%) to 1/15/2054, FLR (CMT - 5yr. + 5.181%) to 1/15/2084	14,863,000	15,889,958
Energy Transfer LP, 4%, 10/01/2027	8,335,000	8,050,269
Energy Transfer LP, 5.95%, 5/15/2054	8,347,000	8,370,734
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171	14,243,000	13,768,007
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	8,946,000	8,416,295
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	24,314,746	22,780,551
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	4,907,215	4,211,682
Plains All American Pipeline LP, 4.65%, 10/15/2025	15,024,000	14,911,263
Plains All American Pipeline LP, 3.55%, 12/15/2029	12,959,000	11,925,566
Plains All American Pipeline LP, 4.9%, 2/15/2045	8,649,000	7,565,375
Targa Resources Corp., 4.2%, 2/01/2033	9,631,000	8,816,345
Targa Resources Corp., 4.95%, 4/15/2052	20,184,000	17,602,546
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	4,378,000	4,381,476
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	5,012,000	4,432,217
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)	6,218,000	6,603,758
		$191,481,060
Municipals – 0.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$9,830,000	$8,207,998

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – 0.3%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$12,850,000	$12,154,652
Oils – 0.5%
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031	$18,759,277	$14,422,537
Puma International Financing S.A., 5%, 1/24/2026	9,375,000	8,879,625
		$23,302,162
Other Banks & Diversified Financials – 3.7%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$24,810,000	$26,064,263
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)	17,196,000	17,494,780
BPCE S.A., 5.716% to 1/18/2029, FLR (CMT - 1yr. + 1.959%) to 1/17/2030 (n)	12,906,000	12,992,016
CaixaBank S.A., 6.84% to 9/13/2033, FLR (SOFR - 1 day + 2.77%) to 9/13/2034 (n)	16,373,000	17,414,824
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)	10,166,000	10,891,169
Intesa Sanpaolo S.p.A., 7.8%, 11/28/2053 (n)	8,059,000	8,838,977
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/29/2029	1,084,000	1,167,876
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	4,573,000	4,313,614
Macquarie Group Ltd., 5.887%, 6/15/2034 (n)	16,046,000	16,439,727
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)	9,925,000	10,426,451
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	11,201,000	10,978,531
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	16,129,000	17,418,761
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/23/2035	7,975,000	8,109,447
		$162,550,436
Pharmaceuticals – 2.1%
Bayer US Finance LLC, 6.125%, 11/21/2026 (n)	$10,771,000	$10,933,250
Bayer US Finance LLC, 6.25%, 1/21/2029 (n)	12,488,000	12,771,626
Merck & Co., Inc., 2.75%, 12/10/2051	7,976,000	5,353,783
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/2033	18,415,000	18,392,170
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	8,900,000	9,049,134
Pfizer, Inc., 2.55%, 5/28/2040	7,976,000	5,781,833
Roche Holdings, Inc., 5.338%, 11/13/2028 (n)	20,567,000	21,314,523
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)	10,734,000	11,310,881
		$94,907,200
Pollution Control – 0.9%
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	$13,918,000	$12,598,625
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)	6,787,000	6,941,597
Waste Management, Inc., 4.625%, 2/15/2033	19,864,000	19,721,721
		$39,261,943
Precious Metals & Minerals – 0.7%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$13,761,000	$12,109,680
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	17,232,000	17,563,165
		$29,672,845
Railroad & Shipping – 0.6%
Burlington Northern Santa Fe, LLC, 5.2%, 4/15/2054	$14,985,000	$15,272,852
Canadian Pacific Railway Co., 3.1%, 12/02/2051	17,537,000	12,389,231
		$27,662,083
Real Estate - Office – 1.2%
Boston Properties LP, REIT, 3.65%, 2/01/2026	$11,718,000	$11,316,762
Boston Properties LP, REIT, 4.5%, 12/01/2028	901,000	860,641
Boston Properties LP, REIT, 2.45%, 10/01/2033	4,219,000	3,209,538
Corporate Office Property LP, REIT, 2%, 1/15/2029	18,241,000	15,325,672
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	27,392,000	22,362,667
		$53,075,280

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Other – 1.9%
EPR Properties, REIT, 3.6%, 11/15/2031	$21,022,000	$17,582,083
Extra Space Storage LP, 5.5%, 7/01/2030	16,979,000	17,363,572
Lexington Realty Trust Co., REIT, 2.375%, 10/01/2031	16,899,000	13,614,273
Prologis LP, REIT, 5.125%, 1/15/2034	20,823,000	21,148,634
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032	15,391,000	12,574,322
		$82,282,884
Real Estate - Retail – 0.8%
NNN REIT, Inc., 5.6%, 10/15/2033	$13,247,000	$13,549,392
STORE Capital Corp., REIT, 2.7%, 12/01/2031	26,269,000	20,585,521
		$34,134,913
Retailers – 1.2%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$1,953,000	$1,472,724
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	18,119,000	13,719,162
Amazon.com, Inc., 3.6%, 4/13/2032	15,019,000	14,172,369
AutoZone, Inc., 4.75%, 8/01/2032	10,050,000	9,876,116
Home Depot, Inc., 3.3%, 4/15/2040	15,616,000	12,823,445
Home Depot, Inc., 3.9%, 6/15/2047	2,382,000	2,017,679
		$54,081,495
Specialty Chemicals – 0.5%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$8,252,000	$7,689,884
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	3,953,000	3,502,588
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	4,867,000	4,051,086
International Flavors & Fragrances, Inc., 5%, 9/26/2048	3,895,000	3,328,139
International Flavors & Fragrances, Inc., 3.468%, 12/01/2050 (n)	6,902,000	4,686,046
		$23,257,743
Specialty Stores – 0.3%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$6,751,000	$5,740,117
DICK'S Sporting Goods, 4.1%, 1/15/2052	12,040,000	8,718,857
		$14,458,974
Telecommunications - Wireless – 3.4%
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	$32,683,000	$25,473,249
Crown Castle, Inc., REIT, 4.45%, 2/15/2026	10,709,000	10,570,722
Crown Castle, Inc., REIT, 4%, 3/01/2027	4,840,000	4,693,789
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	8,862,000	8,437,247
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	13,604,000	11,461,370
Rogers Communications, Inc., 3.8%, 3/15/2032	11,639,000	10,586,702
Rogers Communications, Inc., 4.5%, 3/15/2042	10,437,000	9,273,623
Rogers Communications, Inc., 4.55%, 3/15/2052	7,360,000	6,324,972
T-Mobile USA, Inc., 2.05%, 2/15/2028	18,236,000	16,453,652
T-Mobile USA, Inc., 5.05%, 7/15/2033	13,046,000	13,061,029
T-Mobile USA, Inc., 3%, 2/15/2041	30,674,000	22,921,764
Vodafone Group PLC, 5.625%, 2/10/2053	12,681,000	12,774,954
		$152,033,073
Tobacco – 0.8%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$15,471,000	$16,289,794
Philip Morris International, Inc., 5.625%, 11/17/2029	5,491,000	5,730,665
Philip Morris International, Inc., 5.125%, 2/15/2030	13,994,000	14,224,579
		$36,245,038
Transportation - Services – 0.7%
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	$12,315,000	$12,537,581
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	19,070,000	19,817,247
		$32,354,828

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 5.9%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$92,207,000	$69,774,766
U.S. Treasury Bonds, 3.875%, 5/15/2043	78,700,000	74,051,781
U.S. Treasury Bonds, 4.375%, 8/15/2043	19,363,000	19,502,171
U.S. Treasury Bonds, 2.875%, 5/15/2052	52,358,600	40,449,064
U.S. Treasury Notes, 5%, 10/31/2025	40,371,000	40,829,905
U.S. Treasury Notes, 4.875%, 11/30/2025	19,534,000	19,736,970
		$264,344,657
Utilities - Electric Power – 8.1%
Adani Transmission Step-One Ltd., 4%, 8/03/2026	$12,932,000	$12,156,080
AEP Transmission Co. LLC, 5.4%, 3/15/2053	5,252,000	5,350,427
American Electric Power Co., Inc., 5.699%, 8/15/2025	5,269,000	5,309,519
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	4,691,000	3,943,515
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	3,795,000	3,761,007
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	3,159,000	2,790,494
CenterPoint Energy, Inc., 2.65%, 6/01/2031	12,864,000	10,930,157
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	21,816,000	19,334,061
Duke Energy Florida LLC, 6.2%, 11/15/2053	8,443,000	9,448,212
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	16,585,000	16,471,053
Enel Finance International N.V., 2.25%, 7/12/2031 (n)	7,340,000	5,985,868
Enel Finance International N.V., 5.5%, 6/15/2052 (n)	4,500,000	4,271,845
Enel Finance International N.V., 7.75%, 10/14/2052 (n)	9,393,000	11,568,444
Eversource Energy, 5.5%, 1/01/2034	11,861,000	11,996,929
FirstEnergy Corp., 4.15%, 7/15/2027	16,631,000	15,970,177
FirstEnergy Corp., 2.65%, 3/01/2030	13,738,000	11,936,673
FirstEnergy Corp., 3.4%, 3/01/2050	16,280,000	11,273,537
Florida Power & Light Co., 2.45%, 2/03/2032	6,909,000	5,891,019
Florida Power & Light Co., 3.95%, 3/01/2048	8,281,000	6,926,643
Georgia Power Co., 4.7%, 5/15/2032	10,974,000	10,836,565
Georgia Power Co., 4.95%, 5/17/2033	12,724,000	12,728,151
Georgia Power Co., 5.125%, 5/15/2052	13,035,000	12,853,370
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	22,679,000	19,114,862
MidAmerican Energy Co., 5.85%, 9/15/2054	15,452,000	16,888,202
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	8,156,000	8,224,748
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	8,412,000	8,496,946
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	2,720,000	2,255,458
NextEra Energy Capital Holdings, Inc., 3.8% to 3/15/2027, FLR (CMT - 5yr. + 2.547%) to 3/15/2082	9,140,000	7,995,217
Pacific Gas & Electric Co., 5.45%, 6/15/2027	10,156,000	10,216,213
Pacific Gas & Electric Co., 2.5%, 2/01/2031	27,538,000	22,856,309
PPL Electric Utilities Corp., 4.85%, 2/15/2034	11,696,000	11,731,547
Southern California Edison Co., 4.5%, 9/01/2040	7,827,000	7,021,682
Southern California Edison Co., 3.65%, 2/01/2050	4,289,000	3,261,445
Virginia Electric & Power Co., 2.875%, 7/15/2029	9,364,000	8,647,124
WEC Energy Group, Inc., 4.75%, 1/09/2026	23,734,000	23,678,578
		$362,122,077
Total Bonds		$4,305,148,814
Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 5.4% (v)	97,308,069	$97,317,800

Other Assets, Less Liabilities – 0.9%		40,314,452
Net Assets – 100.0%		$4,442,781,066
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $97,317,800 and $4,305,148,814, respectively.

Portfolio of Investments (unaudited) – continued
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,416,399,530, representing 31.9% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 6.45% ((SOFR - 1mo. + 0.11448%) + 1%), 4/25/2038	2/14/2022	$3,957,636	$3,972,241
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 1/31/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	1,685	$346,530,781	March – 2024	$3,125,291
U.S. Treasury Bond 30 yr	Long	USD	988	120,875,625	March – 2024	5,868,933
U.S. Treasury Ultra Bond 30 yr	Long	USD	462	59,699,063	March – 2024	3,403,356
						$12,397,580
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Short	USD	666	$72,188,156	March – 2024	$(1,417,097)
U.S. Treasury Ultra Note 10 yr	Short	USD	1,962	229,308,750	March – 2024	(7,241,826)
						$(8,658,923)
At January 31, 2024, the fund had liquid securities with an aggregate value of $5,855,753 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of January 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$264,344,657	$—	$264,344,657
Non - U.S. Sovereign Debt	—	84,372,301	—	84,372,301
Municipal Bonds	—	8,207,998	—	8,207,998
U.S. Corporate Bonds	—	2,498,603,917	—	2,498,603,917
Residential Mortgage-Backed Securities	—	4,659,061	—	4,659,061
Commercial Mortgage-Backed Securities	—	56,939,536	—	56,939,536
Asset-Backed Securities (including CDOs)	—	70,707,137	—	70,707,137
Foreign Bonds	—	1,317,314,207	—	1,317,314,207
Mutual Funds	97,317,800	—	—	97,317,800
Total	$97,317,800	$4,305,148,814	$—	$4,402,466,614
Other Financial Instruments
Futures Contracts – Assets	$12,397,580	$—	$—	$12,397,580
Futures Contracts – Liabilities	(8,658,923)	—	—	(8,658,923)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$181,071,513	$960,690,714	$1,044,423,633	$9,005	$(29,799)	$97,317,800
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,280,638	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2024, are as follows:
United States	68.0%
Canada	5.4%
United Kingdom	4.3%
Australia	4.0%
Japan	2.4%
Italy	2.2%
Switzerland	1.9%
Bermuda	1.5%
Germany	1.3%
Other Countries	9.0%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.